Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment consisted of the following:

	December 31
	2012	2011
Lab and office equipment	$35,549	$35,549
Computer equipment and software	960,044	947,728
Furniture and fixtures	51,404	51,404

	1,046,997	1,034,681
Less accumulated depreciation	(997,642)	(955,076)

	$49,355	$79,605